Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
June 30, 2024
Z60-NPRT1-0824
1.9884252.107
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	107,577	2,124,645
Fidelity Series Commodity Strategy Fund (a)	1,627	158,277
Fidelity Series Large Cap Growth Index Fund (a)	58,930	1,360,104
Fidelity Series Large Cap Stock Fund (a)	61,808	1,417,880
Fidelity Series Large Cap Value Index Fund (a)	161,099	2,524,417
Fidelity Series Small Cap Core Fund (a)	5,728	65,987
Fidelity Series Small Cap Opportunities Fund (a)	33,069	494,055
Fidelity Series Value Discovery Fund (a)	60,648	927,908
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,086,804)		9,073,273

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	32,088	484,204
Fidelity Series Emerging Markets Fund (a)	52,837	486,630
Fidelity Series Emerging Markets Opportunities Fund (a)	103,430	1,945,511
Fidelity Series International Growth Fund (a)	68,086	1,247,338
Fidelity Series International Index Fund (a)	37,870	469,968
Fidelity Series International Small Cap Fund (a)	15,571	265,483
Fidelity Series International Value Fund (a)	99,482	1,257,448
Fidelity Series Overseas Fund (a)	88,765	1,248,919
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,410,869)		7,405,501

Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	913	8,835
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,903	98,449
Fidelity Series Emerging Markets Debt Fund (a)	3,152	24,616
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	818	7,243
Fidelity Series Floating Rate High Income Fund (a)	1,981	17,793
Fidelity Series International Credit Fund (a)	5	38
Fidelity Series Long-Term Treasury Bond Index Fund (a)	180,873	992,992
Fidelity Series Real Estate Income Fund (a)	1,807	17,514
TOTAL BOND FUNDS (Cost $1,267,677)		1,167,480

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,765,350)	17,646,254
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	17,646,251

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,265	938	482	4	-	114	8,835
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	92,905	8,500	3,404	36	(10)	458	98,449
Fidelity Series Blue Chip Growth Fund	1,967,966	169,421	200,574	-	8,691	179,141	2,124,645
Fidelity Series Canada Fund	461,703	53,428	23,716	-	(298)	(6,913)	484,204
Fidelity Series Commodity Strategy Fund	117,275	42,831	4,855	-	223	2,803	158,277
Fidelity Series Corporate Bond Fund	6,085	237	6,242	28	367	(447)	-
Fidelity Series Emerging Markets Debt Fund	22,694	2,948	891	348	10	(145)	24,616
Fidelity Series Emerging Markets Debt Local Currency Fund	7,169	553	364	-	(8)	(107)	7,243
Fidelity Series Emerging Markets Fund	418,453	69,629	23,560	-	86	22,022	486,630
Fidelity Series Emerging Markets Opportunities Fund	1,679,428	279,600	106,388	-	1,380	91,491	1,945,511
Fidelity Series Floating Rate High Income Fund	16,662	2,273	1,010	384	(1)	(131)	17,793
Fidelity Series Government Bond Index Fund	8,896	383	9,168	30	230	(341)	-
Fidelity Series Government Money Market Fund 5.42%	12,423	380	12,803	64	-	-	-
Fidelity Series International Credit Fund	38	-	-	1	-	-	38
Fidelity Series International Growth Fund	1,158,510	153,627	46,696	-	(291)	(17,812)	1,247,338
Fidelity Series International Index Fund	438,609	53,272	20,556	-	(133)	(1,224)	469,968
Fidelity Series International Small Cap Fund	247,115	35,634	10,883	-	151	(6,534)	265,483
Fidelity Series International Value Fund	1,164,026	148,647	59,493	-	(83)	4,351	1,257,448
Fidelity Series Investment Grade Bond Fund	8,953	356	9,183	39	372	(498)	-
Fidelity Series Investment Grade Securitized Fund	5,905	229	6,042	26	286	(378)	-
Fidelity Series Large Cap Growth Index Fund	1,246,703	111,959	104,475	2,229	3,617	102,300	1,360,104
Fidelity Series Large Cap Stock Fund	1,320,838	112,202	78,410	-	390	62,860	1,417,880
Fidelity Series Large Cap Value Index Fund	2,361,095	311,749	99,541	-	(262)	(48,624)	2,524,417
Fidelity Series Long-Term Treasury Bond Index Fund	1,097,997	130,461	209,883	9,007	(7,827)	(17,756)	992,992
Fidelity Series Overseas Fund	1,161,215	144,766	58,166	-	(100)	1,204	1,248,919
Fidelity Series Real Estate Income Fund	16,132	1,964	599	269	3	14	17,514
Fidelity Series Small Cap Core Fund	23,319	50,285	7,291	264	(238)	(88)	65,987
Fidelity Series Small Cap Opportunities Fund	584,009	50,476	128,367	-	9,928	(21,991)	494,055
Fidelity Series Treasury Bill Index Fund	28,996	1,110	30,106	141	-	-	-
Fidelity Series Value Discovery Fund	872,025	119,794	34,510	-	583	(29,984)	927,908
	16,555,409	2,057,652	1,297,658	12,870	17,066	313,785	17,646,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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